Right-of-Use Asset and Lease Liabilities - Supplemental Balance Sheet Information (Details) - HZO, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Operating right-of-use asset, net	$ 2,506,855	$ 2,675,083	$ 3,390,744
Finance lease assets	$ 122,507	$ 135,959	$ 189,770
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Total leased assets	$ 2,629,362	$ 2,811,042	$ 3,580,514
Liabilities:
Current portion of operating lease liabilities	992,031	982,996	1,015,052
Finance lease liabilities, current	$ 50,251	$ 51,401	$ 63,759
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating lease liabilities	$ 1,739,595	$ 1,931,610	$ 2,635,658
Finance lease liabilities, Non-current	$ 83,204	$ 94,855	$ 131,009
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total lease liabilities	$ 2,865,081	$ 3,060,862	$ 3,845,478